Other Income (Expenses), Net	12 Months Ended
Dec. 31, 2025
Nonoperating Income (Expense) [Abstract]
Other Income, Net	OTHER INCOME (EXPENSES), NET

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
Pension non-service cost	$15,757	$20,906	$(6,596)
Revaluation of investments (1)	(7,301)	(19,536)	(2,963)
Gain (loss) on sale of investments	11,790	2,043	—
Gain on termination of pension (2)	10,219	—	—
Insurance compensation	—	—	5,200
Other	(1,356)	405	(428)
	$29,109	$3,818	$(4,787)

(1)    During 2025, 2024 and 2023, the Company recognized gains and losses as a result of revaluation of its investments accounted for under the fair value method (see Note 6C(2)).
(2)    Upon settlement of ESA pension liability, the Company recognized a net non-operating gain of $10,200 offset by related settlement expenses (See Note 17).